CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] Cumulative effect of change in accounting principle CNY (¥)	Accumulated deficit [Member] CNY (¥)	Cumulative effect of change in accounting principle CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 134		¥ 7,329,420	¥ (21,492)		¥ (3,334,636)		¥ 3,973,426
Beginning balance (Shares) at Dec. 31, 2021 | shares	3,956,407,840
Beginning balance, Treasury stock (shares) at Dec. 31, 2021 | shares		(13,606,230)
Share-based payment compensation			112,026					112,026
Share repurchase		¥ (3)	(67,019)					(67,022)
Share repurchase (Shares) | shares		(70,748,340)
Exercise of share options and restricted share units vested (Note 17)	¥ 1		10,243					10,244
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	37,892,390
Net profit for the year						607,717		607,717
Other comprehensive income (loss)				129,737				129,737
Ending balance at Dec. 31, 2022	¥ 135	¥ (3)	7,384,670	108,245	¥ (2,265)	(2,726,919)	¥ (2,265)	4,766,128
Ending balance (Shares) at Dec. 31, 2022 | shares	3,994,300,230
Ending balance, Treasury stock (shares) at Dec. 31, 2022 | shares		(84,354,570)
Share-based payment compensation			133,869					133,869
Share repurchase		¥ (10)	(526,015)					(526,025)
Share repurchase (Shares) | shares		(303,236,220)
Exercise of share options and restricted share units vested (Note 17)	¥ 4	¥ 1	10,899					10,904
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	66,877,290	28,035,280
Net profit for the year						167,221		167,221
Other comprehensive income (loss)				35,862				35,862
Ending balance at Dec. 31, 2023	¥ 139	¥ (12)	7,003,423	144,107		(2,561,963)		4,585,694
Ending balance (Shares) at Dec. 31, 2023 | shares	4,061,177,520
Ending balance, Treasury stock (shares) at Dec. 31, 2023 | shares		(359,555,510)
Share-based payment compensation			86,872					86,872
Share repurchase		¥ (4)	(106,975)					(106,979)
Share repurchase (Shares) | shares		(123,566,000)
Dividends (Note 18)			(158,671)					(158,671)
Exercise of share options and restricted share units vested (Note 17)		¥ 1	7,565					7,566
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	262,500	46,455,230
Net profit for the year						367,510		367,510
Other comprehensive income (loss)				15,443				15,443
Ending balance at Dec. 31, 2024	¥ 139	¥ (15)	¥ 6,832,214	¥ 159,550		¥ (2,194,453)		¥ 4,797,435	$ 657,245
Ending balance (Shares) at Dec. 31, 2024 | shares	4,061,440,020
Ending balance, Treasury stock (shares) at Dec. 31, 2024 | shares		(436,666,280)